Partners' Equity and Net Income Per Common Unit (Details)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 08, 2011
Partners' Equity and Net Income Per Common Unit (Textual) [Abstract]
General partner's interest			2.00%
Partners' Equity and Net Income Per Common Unit (Additional Textual) [Abstract]
Percentage of limited partner units outstanding held by public	68.30%
Cash distributions exceeded per unit	0.4025	0.4025
General Partner [Member]
Partners' Equity and Net Income Per Common Unit (Textual) [Abstract]
General partner's interest	2.00%